Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	WORKIVA INC
Entity Tax Identification Number	47-2509828
Entity Address, City or Town	Ames
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50010
City Area Code	888
Local Phone Number	275-3125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001
Trading Symbol	WK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001445305
Entity File Number	001-36773
Entity Address, Address Line One	2900 University Blvd
Entity Incorporation, State or Country Code	DE